INVESTMENTS - Schedule of Aggregate Fair Value and Gross Unrealized Depreciation of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Less than 12 months	$ 4,194	$ 10,604
Greater than 12 months	7,759	7,728
Total	11,953	18,332
Gross Unrealized Depreciation
Less than 12 months	(70)	(324)
Greater than 12 months	(549)	(833)
Total	(619)	(1,157)
Fixed maturities
Gross Unrealized Depreciation
Less than 12 months		(324)
Greater than 12 months	(549)	(833)
No Recorded Allowance for Credit Losses
Fair Value
Less than 12 months	4,171	10,587
Greater than 12 months	7,745	7,728
Total	11,916	18,315
Gross Unrealized Depreciation
Less than 12 months	(68)	(323)
Greater than 12 months	(547)	(833)
Total	(615)	(1,156)
Due in one year or less
Fair Value
Less than 12 months	165	138
Greater than 12 months	675	544
Total	840	682
Gross Unrealized Depreciation
Less than 12 months	(5)	(5)
Greater than 12 months	(18)	(34)
Total	(23)	(39)
Due in one year through five years
Fair Value
Less than 12 months	1,475	3,503
Greater than 12 months	2,411	2,770
Total	3,887	6,273
Gross Unrealized Depreciation
Less than 12 months	(33)	(87)
Greater than 12 months	(156)	(249)
Total	(189)	(335)
Due in five years through ten years
Fair Value
Less than 12 months	859	1,850
Greater than 12 months	987	1,382
Total	1,846	3,232
Gross Unrealized Depreciation
Less than 12 months	(14)	(50)
Greater than 12 months	(99)	(220)
Total	(112)	(271)
Due after ten years
Fair Value
Less than 12 months	223	677
Greater than 12 months	752	487
Total	975	1,164
Gross Unrealized Depreciation
Less than 12 months	(3)	(32)
Greater than 12 months	(74)	(76)
Total	(77)	(107)
Asset-backed securities
Fair Value
Less than 12 months	802	958
Greater than 12 months	429	537
Total	1,231	1,495
Gross Unrealized Depreciation
Less than 12 months	(5)	(20)
Greater than 12 months	(12)	(19)
Total	(17)	(39)
Mortgage-backed securities
Fair Value
Less than 12 months	646	3,461
Greater than 12 months	2,490	2,008
Total	3,137	5,469
Gross Unrealized Depreciation
Less than 12 months	(8)	(129)
Greater than 12 months	(188)	(235)
Total	(196)	(364)
Securities where an allowance for credit loss was recorded
Fair Value
Less than 12 months	24	17
Greater than 12 months	14	0
Total	37	17
Gross Unrealized Depreciation
Less than 12 months	(2)	(1)
Greater than 12 months	(2)	0
Total	$ (4)	$ (1)